Income Taxes - Income Tax Provision (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$ (1,144,822)	$ 75,819	$ (82,643)
Foreign income tax differential	42,339	40,099	35,511
Nontaxable interest income	(67,651)	(53,361)	(93,154)
Tax deductible impairment charge in Luxembourg subsidiaries	(854,393)
Goodwill impairment	599,974
Changes in unrecognized tax benefits	(15,465)	1,229	(3,997)
Changes in valuation allowance	1,463,774	(24,147)	171,433
Tax effect of 2011 intercompany sale	(6,112)	(6,740)	(6,865)
Foreign tax credits	(2,171)	(2,147)	(44,137)
Research and development tax credits	(2,103)	(5,564)	(5,890)
Other	(11,857)	(2,217)	(1,095)
Total income tax provision (benefit)	$ 1,513	$ 22,971	$ (30,837)